Unaudited Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents		¥ 13,318	$ 1,988	¥ 168,404
Contract assets		3,845	574	5,323
Accounts receivable, net		43,182	6,447	44,291
Other contract costs		15,073	2,250	32,241
Prepayments and other current assets		127,441	19,026	117,735
Amounts due from related parties		7,337	1,095	7,265
Digital assets		6,030	900
Prepaid income tax		9,892	1,477	14,479
Total current assets		226,118	33,757	389,738
Non-current assets
Restricted cash		13,134	1,961	8,840
Other contract costs		21,330	3,184	11,149
Equity method investments		39,583	5,910	24,403
Property and equipment, net		89,317	13,335	85,803
Operating lease right-of-use assets		60,354	9,011	105,551
Intangible assets, net		12,829	1,915	14,675
Deferred tax assets		37,283	5,566	25,991
Goodwill		192,962	28,808	192,962
Long-term prepayments and other non-current assets		20,219	3,020	26,254
Total non-current assets		487,011	72,710	495,628
Total assets		713,129	106,467	885,366
Current liabilities
Accounts payable (including amounts of variable interest entities (“VIEs”) without recourse to the Company of RMB 15,881 and RMB 11,696 as of December 31, 2021 and June 30,2022, respectively)		11,940	1,783	16,164
Bank loans (including amounts of VIEs without recourse to the Company of RMB 6,000 and Nil as of December 31, 2021 and June 30,2022, respectively)				6,000
Deferred revenue (including amounts of VIEs without recourse to the Company of RMB 213,006 and RMB 167,402 as of December 31, 2021 and June 30,2022, respectively)		167,402	24,992	213,006
Salary and welfare payable (including amounts of VIEs without recourse to the Company of RMB 26,075 and RMB 18,857 as of December 31, 2021 and June 30,2022, respectively)		19,513	2,913	27,404
Financial liabilities from contracts with customers (including amounts of VIEs without recourse to the Company of RMB 337,932 and RMB 267,796 as of December 31, 2021 and June 30,2022, respectively)		267,796	39,981	337,932
Accrued expenses and other payables (including amounts of VIEs without recourse to the Company of RMB 7,733 and RMB 44,172 as of December 31, 2021 and June 30,2022, respectively)		58,421	8,722	36,575
Income taxes payable (including amounts of VIEs without recourse to the Company of RMB 195 and RMB 796 as of December 31, 2021 and June 30,2022, respectively)		796	119	195
Amounts due to related parties (including amounts of VIEs without recourse to the Company of RMB 685,287 and RMB 670,236 as of December 31, 2021 and June 30,2022, respectively)		35,415	5,287	41,758
Current operating lease liabilities (including amounts of VIEs without recourse to the Company of RMB 35,817 and RMB 21,307 as of December 31, 2021 and June 30,2022, respectively)		21,307	3,181	35,817
Total current liabilities		582,590	86,978	714,851
Non-current liabilities
Deferred revenue (including amounts of VIEs without recourse to the Company of RMB 35,546 and RMB 30,852 as of December 31, 2021 and June 30,2022, respectively)		30,852	4,606	35,546
Deferred tax liabilities (including amounts of VIEs without recourse to the Company of RMB 4,433 and RMB 99 as of December 31, 2021 and June 30,2022, respectively)		99	15	4,433
Operating lease liabilities (including amounts of VIEs without recourse to the Company of RMB 59,824 and RMB 30,000 as of December 31, 2021 and June 30,2022, respectively)		30,000	4,479	59,824
Non-current tax payable (including amounts of VIEs without recourse to the Company of RMB 34,137 and RMB 29,885 as of December 31, 2021 and June 30,2022, respectively)		29,885	4,462	34,137
Total non-current liabilities		90,836	13,562	133,940
Total liabilities		673,426	100,540	848,791
Shareholders’ equity
Ordinary shares (US$0.003 par value; 16,666,667 shares authorized; 11,371,444 and 11,404,332 shares issued outstanding as of December 31, 2021 and June 30,2022) *	[1]	217	32	217
Additional paid-in capital		1,347,868	201,231	1,342,769
Accumulated deficit		(1,327,799)	(198,235)	(1,320,546)
Total equity attributable to shareholders of the Company		20,286	3,028	22,440
Non-controlling interests		19,417	2,899	14,135
Total equity		39,703	5,927	36,575
Commitments and contingencies
Total liabilities and shareholders’ equity		¥ 713,129	$ 106,467	¥ 885,366

[1]	Retrospectively restated due to thirty for one reverse stock split, see Note 21